[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

February 26, 2010

                                                    Via EDGAR and overnight mail

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
         OVERTURE Medley! Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142483
         Post-Effective Amendment No. 11 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2010.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-142483 Post-Effective Amendment No. 9 filed on October 30, 2009.

(b)  The primary purposes of this Amendment are to disclose that:
     (1) The Guaranteed Lifetime Withdrawal Benefit joint spousal option will be available for IRA plans (previously this option was available only for non-qualified plans).

     (2) The asset allocation program will no longer include reference to Morningstar, but instead will be based on analysis and recommendations of an affiliate of the Depositor. Both the prospectus and the statement of additional information ("SAI") will be revised for disclosures related to this change in the program.

Revisions related to Items (b) (1) and (2), respectively, are located on the following pages of the prospectus and SAI:

     (1) Prospectus pages 6, 28, and 39. The Charges section chart text is updated and a footnote is added to disclose that the GLWB rider is available for certain IRA plans. The Beneficiary section is revised to clarify the GLWB rider may be elected, rather than continued, by a surviving spouse. The GLWB Rider section is revised to clarify the "Single Life Option - Rider Election by Surviving Spouse" and to add new disclosure regarding the "Joint Spousal Option - for Non-Qualified and IRA Plans."

     (2)  Prospectus pages 21-23 and SAI pages 4-7. The Asset Allocation Program section is deleted and replaced in its entirety in both documents. Also, references to the Program are revised in the prospectus GLWB Rider section (on pages 38 and 39). Tables of contents of both documents are revised for the new Asset Allocation Program titles (prospectus pages 2 and Last Page; SAI page 1).

Other changes in the prospectus and SAI include the following:

     (3) Page 1 and Last Page of prospectus and SAI page 1. The effective date is updated for the prospectus (top of page 1) and for the SAI (last full paragraph of prospectus page 1 and first paragraph of prospectus Last Page), and both updates are shown at the top of SAI page 1.

     (4) Pages 1, 15-17, 20 and Appendix A. Fund and portfolio names are updated. Some portfolio objectives are updated on pages 15 and 16. We have not yet received complete expense and objectives updates from the fund companies, so additional updates to the objectives chart, as well as expense and examples charts on pages 6-11, will need to be finalized in a subsequent amendment filed under Rule 485(b) prior to the proposed effective date. References to the Money Market Subaccount on page 20 and SAI page 4 no longer specify the name of the underlying portfolio.

     (5) Page 2. In the Table of Contents, besides the revised heading for the Asset Allocation Program, we also are deleting reference to the IMSA disclosure, which is removed from the Last Page.

     (6) Pages 43-44 and Appendix B. The section on Federal Income Tax Matters and the appendix on Tax-Qualified Plan Disclosures are updated.

     (7) Page 45. The section on Distribution of the Policies is updated for 2009 information.

     (8) Appendix A. The chart is updated with 2009 data for the Policy and other products of the Registrant

     (9) Last Page. In addition to revisions mentioned at (2), (3), and (5), above, we changed the registration mark to copyright information.

     (10) SAI page 1. The Table of Contents is updated.

     (11) SAI page 1. Disclosure in the section on General Information and History is re-ordered and disclosure of the use of "Unifi Companies" as a marketing name is added.

     (12) SAI pages 1-2. The Services section is revised for financial information dates. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b) prior to the proposed effective date; therefore, auditor information is not included in this submission.

     (13) SAI page 2. The Services section is also updated for amounts paid affiliates.

     (14) SAI page 2. The Underwriter section chart is updated.

     (15) SAI page 4. Text regarding the U.S. Treasury Temporary Guarantee Program for Money Market Funds is deleted, as the program has expired.

     (16) Pages 2 and 18. Non-substantive typographical changes were made.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure